Stockholders' Equity (Deficit) - Additional Information (Details)								1 Months Ended					9 Months Ended	12 Months Ended
	Feb. 03, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Sep. 08, 2022 $ / shares shares	Jun. 18, 2022 $ / shares shares	Jun. 17, 2022 USD ($) $ / shares shares	Jun. 15, 2022 $ / shares shares	Aug. 31, 2021 shares	Mar. 16, 2023 $ / shares shares	Feb. 28, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 17, 2023 USD ($) $ / shares	Feb. 16, 2023 $ / shares shares	Jun. 03, 2022 $ / shares	Nov. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2020 $ / shares	Aug. 12, 2019 shares
Class of Stock [Line Items]
Conversion ratio										3.8274				70.33
Preferred stock, shares authorized		20,000,000											20,000,000	20,000,000
Preferred stock par value | $ / shares		$ 0.001											$ 0.001	$ 0.001
Common stock, shares authorized		500,000,000											500,000,000	500,000,000	500,000,000
Common stock, par or stated value per share | $ / shares		$ 0.001											$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, shares, issued		8,349,859											8,349,859	3,323,942	3,313,841
Stock issued during period													5,025,917
Net proceeds from IPO after deducting underwriting discount and commission | $											$ 5,200,000
Dividends declared | $													$ 0	$ 0	$ 0
Stock Issued | $													$ 1,500,000
$1.5M Secured Convertible Promissory Notes
Class of Stock [Line Items]
Warrants exercise price | $ / shares																			$ 2.89
Warrants issued to purchase common stock																			4,545
Unsecured Promissory Draw Down Note
Class of Stock [Line Items]
Stock issued during period														10,101
Shares issues upon conversion of notes							10,101
Stock Issued | $														$ 35,000
Minimum
Class of Stock [Line Items]
Warrants exercise price | $ / shares		$ 0.0001											$ 0.0001	$ 3.47	$ 3.47							$ 3.47
Maximum
Class of Stock [Line Items]
Warrants exercise price | $ / shares		$ 15.18											$ 15.18	$ 15.18	$ 49.5							$ 49.5
Common Stock
Class of Stock [Line Items]
Number of preferred stock converted		1,603,338			703,290					193,958			230,086	703,290
Common stock, par or stated value per share | $ / shares		$ 6.29											$ 6.29
Stock issued during period													5,025,917		0
Common Stock | Subsequent Event
Class of Stock [Line Items]
Number of preferred stock converted								1,614,342	117,768
Common stock, par or stated value per share | $ / shares								$ 5.82
Common Stock | Bridge Notes
Class of Stock [Line Items]
Number of preferred stock converted													1,544,114
Shares issues upon conversion of notes					1,606,027						1,683,470	1,606,027		1,606,026
Shares cancelled upon conversion of notes				61,913
Conversion price | $ / shares											$ 2.89			$ 2.89
Common Stock | $1.5M Secured Convertible Promissory Notes
Class of Stock [Line Items]
Number of preferred stock converted													909,071
Shares issues upon conversion of notes											909,071			909,071
Conversion price | $ / shares											$ 1.65			$ 1.65
Common Stock Warrants
Class of Stock [Line Items]
Warrants convertible into common stock from date of issuance													5 years
Bridge Warrants
Class of Stock [Line Items]
Warrants exercise price | $ / shares			$ 4.25		$ 5.16						$ 5.16			$ 5.16	$ 8.25	$ 4.25			$ 6.05	$ 8.25	$ 8.25
Warrants issued to purchase common stock			1,683,470		1,365,960						1,365,960			1,365,960	13,992				19,697	11,084	11,084
Warrants exercise price per share percentage			80.00%
Warrants exercise price protection provisions period			12 months
Warrants cancelled to purchase common stock		1,365,960											1,365,960
Warrants re-issued to purchase common stock		1,683,470											1,683,470
Derivative, Fair Value, Net | $															$ 2,354				$ 22,890	$ 1,609	$ 1,609
Bridge Warrants | Subsequent Event
Class of Stock [Line Items]
Stock issued during period	1,172,304
Warrants exercise price | $ / shares	$ 4.25																$ 1
Threshold shares of common stock issuable to effect cashless exercise during limited period																	1,663,220
Pre funded warrants were exercised | $																$ 298,667
Proceeds from exercises | $	$ 1,300,000
Bridge Warrants | Maximum | Subsequent Event
Class of Stock [Line Items]
Warrants issued to purchase common stock																	1,669,971
Pre-Funded Warrants
Class of Stock [Line Items]
Number of preferred stock converted													139,356
Warrants exercise price | $ / shares		$ 0.0001		$ 0.0001							$ 0.0033	$ 0.0001	$ 0.0001	$ 0.0033
Warrants issued to purchase common stock		139,356	1,683,470	61,913	77,443						77,443		139,356	77,443
Pre funded warrants were exercised | $		$ 139,356											$ 139,356
Cash Consideration | $		$ 14											$ 14
Pre-Funded Warrants | Subsequent Event
Class of Stock [Line Items]
Warrants issued to purchase common stock	150,000
IPO Warrants
Class of Stock [Line Items]
Stock issued during period						1,500,000
Warrants exercise price | $ / shares						$ 4.25
Warrants expiration term													5 years	5 years
Underwriter's Warrants
Class of Stock [Line Items]
Warrants exercise price | $ / shares					$ 4.25
Warrants expiration term					5 years
Warrants issued to purchase common stock					105,000
Percentage of common stock underlying units sold in IPO					7.00%
Warrants lock-up period					180 days
Bridge Warrants
Class of Stock [Line Items]
Warrants exercise price | $ / shares														$ 9.08
Warrants issued to purchase common stock														775,420
Derivative, Fair Value, Net | $														$ 520,051
IPO
Class of Stock [Line Items]
Warrants expiration term					5 years								5 years
IPO | Common Stock
Class of Stock [Line Items]
Offering price per unit | $ / shares					$ 4.25
Common stock, par or stated value per share | $ / shares					$ 0.001
Stock issued during period					1,500,000								1,500,000
Warrants exercise price | $ / shares					$ 4.25
Net proceeds from IPO after deducting underwriting discount and commission | $					$ 5,200,000
IPO expenses | $					$ 1,200,000
Warrants issued to purchase common stock					1
Over-Allotment Option
Class of Stock [Line Items]
Option to purchase additional common stock and (or) IPO warrants term						30 days
Over-Allotment Option | Maximum
Class of Stock [Line Items]
Option to purchase additional common stock and (or) IPO warrants						225,000
Over-Allotment Option | Common Stock
Class of Stock [Line Items]
Offering price per unit | $ / shares					$ 0.01
Stock issued during period					225,000
Over-Allotment Option | IPO Warrants
Class of Stock [Line Items]
Stock issued during period					225,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000											10,000	10,000	10,000
Offering price per unit | $ / shares														$ 0.001	$ 0.001
Preferred stock, shares outstanding														10,000	10,000
Series A Preferred Stock | Common Stock
Class of Stock [Line Items]
Number of preferred stock converted													703,290
Conversion ratio					70.33
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000											10,000	10,000	10,000
Offering price per unit | $ / shares														$ 0.001	$ 0.001
Preferred stock, shares outstanding														10,000	10,000
Series C Preferred Stock
Class of Stock [Line Items]
Number of preferred stock converted										50,676			60,037
Conversion ratio		3.8274											3.8274
Preferred stock, shares authorized		600,000											600,000	600,000	600,000
Offering price per unit | $ / shares		$ 25											$ 25	$ 25	$ 25
Preferred stock, shares outstanding		403,228											403,228	463,265	463,265
Preferred stock dividends rate per share | $ / shares													$ 1.5	$ 1.5
Dividends declared | $													$ 0	$ 0
Preferred stock, voting rights													The holders of the shares of Series C Preferred Stock have voting rights equal to an equivalent number of shares of Common Stock into which it is convertible and vote together as one class with Common Stock.	The holders of the shares of Series C convertible preferred stock have voting rights equal to an equivalent number of shares of common stock into which it is convertible and vote together as one class with the common stock.
Stock issued during period															8,000
Series C Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Number of preferred stock converted									27,557
Conversion ratio									4.2736	3.8274
Series C Preferred Stock | FRV | Minimum
Class of Stock [Line Items]
Preferred stock, shares outstanding																							71,000
Series C Preferred Stock | Common Stock
Class of Stock [Line Items]
Number of preferred stock converted													230,086
Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued during period														0